Quarterly Holdings Report
for
Fidelity® Worldwide Fund
January 31, 2024
WLD-NPRT1-0324
1.813085.119
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 1.7%
Aristocrat Leisure Ltd.	268,972	7,754,631
Aub Group Ltd.	309,718	6,163,423
CAR Group Ltd.	709,556	15,235,098
Johns Lyng Group Ltd.	721,288	3,183,555
Lovisa Holdings Ltd. (a)	439,390	6,537,024
National Storage REIT unit	4,853,097	7,278,258
TOTAL AUSTRALIA		46,151,989
Austria - 0.2%
Wienerberger AG	178,700	6,079,452
Belgium - 0.4%
Azelis Group NV	232,768	4,809,681
UCB SA	60,600	5,717,314
TOTAL BELGIUM		10,526,995
Canada - 2.5%
Constellation Software, Inc.	3,700	10,226,250
Constellation Software, Inc. warrants 8/22/28 (b)(c)	3,700	0
Franco-Nevada Corp.	32,900	3,559,548
PrairieSky Royalty Ltd.	2,744,700	45,280,558
Quebecor, Inc. Class B (sub. vtg.)	230,500	5,604,556
Shopify, Inc. Class A (b)	68,000	5,444,760
TOTAL CANADA		70,115,672
China - 1.0%
BYD Co. Ltd. (H Shares)	168,500	3,772,745
Centre Testing International Group Co. Ltd. (A Shares)	2,106,400	3,454,239
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,057,965
Tencent Holdings Ltd.	182,800	6,345,229
Trip.com Group Ltd. ADR (b)	160,600	5,871,536
ZTO Express, Inc. sponsored ADR	306,000	5,006,160
TOTAL CHINA		28,507,874
Denmark - 1.3%
Carlsberg A/S Series B	50,300	6,471,973
GN Store Nord A/S (b)	447,475	10,613,466
Novo Nordisk A/S Series B	175,400	20,049,003
TOTAL DENMARK		37,134,442
Finland - 0.4%
Nanoform Finland PLC (b)	754,800	2,447,137
Olvi Oyj (A Shares)	86,661	2,968,849
Sampo Oyj (A Shares)	159,551	6,687,572
TOTAL FINLAND		12,103,558
France - 1.9%
Capgemini SA	39,700	8,889,665
Dassault Aviation SA	15,500	2,939,774
L'Oreal SA	34,400	16,462,270
LVMH Moet Hennessy Louis Vuitton SE	27,927	23,236,911
TOTAL FRANCE		51,528,620
Germany - 0.9%
DHL Group	204,311	9,829,967
Instone Real Estate Group BV (d)	332,488	2,888,931
Nexus AG	46,000	2,878,336
Stabilus Se	144,286	10,143,239
TOTAL GERMANY		25,740,473
Hong Kong - 0.9%
AIA Group Ltd.	761,327	5,970,646
Hong Kong Exchanges and Clearing Ltd.	170,174	5,159,472
Prudential PLC	1,366,086	14,033,210
TOTAL HONG KONG		25,163,328
Hungary - 0.1%
Richter Gedeon PLC	114,700	3,096,282
India - 0.0%
Pine Labs Private Ltd. (b)(c)(e)	792	277,319
Indonesia - 0.8%
PT Bank Central Asia Tbk	23,007,100	13,919,904
PT Bank Rakyat Indonesia (Persero) Tbk	21,144,000	7,616,821
TOTAL INDONESIA		21,536,725
Ireland - 0.4%
Cairn Homes PLC	3,202,000	4,918,168
Irish Residential Properties REIT PLC	5,266,267	6,579,090
TOTAL IRELAND		11,497,258
Italy - 1.1%
BFF Bank SpA (d)	1,389,790	15,049,499
Prysmian SpA	161,600	7,158,539
Recordati SpA	129,400	7,173,924
TOTAL ITALY		29,381,962
Japan - 4.5%
FUJIFILM Holdings Corp.	87,992	5,577,367
Funai Soken Holdings, Inc.	73,100	1,272,788
GMO Internet, Inc.	300,866	5,422,323
Hitachi Ltd.	190,900	14,995,262
Hoya Corp.	63,443	8,059,113
Iriso Electronics Co. Ltd.	204,185	4,774,924
Katitas Co. Ltd.	387,300	4,815,145
Keyence Corp.	22,340	9,994,869
NOF Corp.	207,695	9,380,287
Osaka Soda Co. Ltd.	75,700	5,314,176
PALTAC Corp.	188,891	5,750,868
Pan Pacific International Holdings Ltd.	403,700	8,726,579
Renesas Electronics Corp. (b)	802,131	13,161,034
Shin-Etsu Chemical Co. Ltd.	262,015	10,313,485
Sony Group Corp.	116,703	11,444,876
USS Co. Ltd.	324,600	6,138,646
TOTAL JAPAN		125,141,742
Kenya - 0.0%
Safaricom Ltd.	5,920,700	501,692
Luxembourg - 0.1%
Novem Group SA	292,876	2,215,578
Netherlands - 1.6%
ASML Holding NV (Netherlands)	27,800	24,118,950
BE Semiconductor Industries NV	39,000	5,892,193
IMCD NV	32,996	5,063,546
Wolters Kluwer NV	67,500	9,957,300
TOTAL NETHERLANDS		45,031,989
Norway - 0.3%
TGS ASA	883,149	8,674,253
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)(c)	139,553	51,541
Spain - 0.3%
CaixaBank SA	1,697,900	7,239,835
Sweden - 4.2%
Addlife AB	1,031,824	11,174,255
Autoliv, Inc. (depository receipt)	109,277	11,829,027
Dustin Group AB (a)(b)(d)	10,366,352	11,644,732
Evolution AB (d)	124,700	14,654,870
Haypp Group (b)	603,300	3,362,408
Hemnet Group AB	723,030	19,523,231
HEXPOL AB (B Shares)	850,359	9,772,880
INVISIO AB	283,212	5,510,941
JM AB (B Shares)	334,600	5,485,220
Kry International AB (b)(c)(e)	489	21,725
Swedbank AB (A Shares)	727,850	14,883,414
Swedish Logistic Property AB (b)	2,679,799	8,072,886
TOTAL SWEDEN		115,935,589
Taiwan - 0.4%
E Ink Holdings, Inc.	1,806,000	11,979,355
United Kingdom - 5.3%
3i Group PLC	296,400	9,278,787
AstraZeneca PLC (United Kingdom)	104,843	13,899,754
Baltic Classifieds Group PLC	1,806,400	5,562,879
Beazley PLC	824,700	5,690,800
Diageo PLC	334,973	12,098,508
Endava PLC ADR (b)	98,200	6,949,614
Flutter Entertainment PLC (b)	88,600	18,285,251
Games Workshop Group PLC	54,200	6,803,513
Harbour Energy PLC	1,922,571	6,792,890
Hiscox Ltd.	971,547	12,792,599
Lancashire Holdings Ltd.	1,178,720	9,067,317
London Stock Exchange Group PLC	97,800	11,062,556
RS GROUP PLC	624,895	6,221,398
Sabre Insurance Group PLC (d)	6,755,301	13,201,051
Softcat PLC	324,200	5,941,016
WH Smith PLC	329,610	5,058,526
TOTAL UNITED KINGDOM		148,706,459
United States of America - 68.2%
Academy Sports & Outdoors, Inc.	69,000	4,328,370
Accenture PLC Class A	47,000	17,102,360
Advanced Energy Industries, Inc.	30,000	3,125,400
Advanced Micro Devices, Inc. (b)	126,000	21,128,940
Alphabet, Inc. Class A (b)	712,000	99,751,200
Amazon.com, Inc. (b)	738,000	114,537,600
Apple, Inc.	196,000	36,142,400
Arista Networks, Inc. (b)	19,000	4,914,920
Arthur J. Gallagher & Co.	21,000	4,875,360
Bank of New York Mellon Corp.	34,000	1,885,640
Builders FirstSource, Inc. (b)	34,000	5,906,820
Cadence Design Systems, Inc. (b)	7,000	2,019,220
Constellation Energy Corp.	276,000	33,672,000
Costco Wholesale Corp.	36,000	25,015,680
CSX Corp.	1,034,000	36,913,800
Deckers Outdoor Corp. (b)	77,155	58,154,038
Eaton Corp. PLC	377,000	92,772,160
Eli Lilly & Co.	139,000	89,739,790
Exxon Mobil Corp.	50,000	5,140,500
Fiserv, Inc. (b)	740,201	105,012,316
Garmin Ltd.	38,000	4,540,620
Globant SA (b)	4,000	943,240
Hubbell, Inc. Class B	18,000	6,040,260
IBM Corp.	45,000	8,264,700
Ingersoll Rand, Inc.	222,000	17,728,920
Intercontinental Exchange, Inc.	30,000	3,819,900
Jabil, Inc.	489,000	61,266,810
Jack Henry & Associates, Inc.	41,000	6,799,030
KBR, Inc.	438,000	22,824,180
KeyCorp	909,000	13,207,770
Leidos Holdings, Inc.	24,000	2,651,280
lululemon athletica, Inc. (b)	7,800	3,539,796
M&T Bank Corp.	42,000	5,800,200
Maplebear, Inc. (unlisted)	8,000	185,972
Marvell Technology, Inc.	108,076	7,316,745
Merck & Co., Inc.	135,000	16,305,300
Meta Platforms, Inc. Class A	312,000	121,723,680
Micron Technology, Inc.	721,000	61,825,750
Microsoft Corp.	401,000	159,429,576
MKS Instruments, Inc.	88,000	9,367,600
Modine Manufacturing Co. (b)	317,000	21,901,530
Moody's Corp.	65,000	25,482,600
Norfolk Southern Corp.	56,000	13,173,440
NVIDIA Corp.	236,000	145,203,720
Oracle Corp.	30,000	3,351,000
Parker Hannifin Corp.	90,000	41,805,000
Patrick Industries, Inc.	5,918	594,108
PNC Financial Services Group, Inc.	385,000	58,215,850
Pure Storage, Inc. Class A (b)	216,437	8,655,316
Regeneron Pharmaceuticals, Inc. (b)	13,000	12,256,140
RHI Magnesita NV	83,122	3,543,655
Rivian Automotive, Inc. (b)	1,000	15,310
Roche Holding AG (participation certificate)	48,651	13,851,735
S&P Global, Inc.	166,628	74,707,664
Sanmina Corp. (b)	13,000	777,660
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	10,900	680,596
Stripe, Inc. Class B (b)(c)(e)	10,000	245,200
Synopsys, Inc. (b)	3,000	1,600,050
Tesla, Inc. (b)	1,000	187,290
The Walt Disney Co.	122,000	11,718,100
TransDigm Group, Inc.	18,000	19,668,240
U.S. Bancorp	24,000	996,960
Uber Technologies, Inc. (b)	299,000	19,515,730
United Rentals, Inc.	32,000	20,012,800
UnitedHealth Group, Inc.	52,000	26,610,480
Ventas, Inc.	78,000	3,618,420
Vertex Pharmaceuticals, Inc. (b)	17,000	7,367,460
Vertiv Holdings Co.	902,000	50,809,660
Visa, Inc. Class A	60,000	16,395,600
XPO, Inc. (b)	43,000	3,673,920
TOTAL UNITED STATES OF AMERICA		1,902,355,077
TOTAL COMMON STOCKS (Cost $2,020,620,142)		2,746,675,059

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(c)(e)	14,425	3,189,800
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(e)	138,905	823,707
		4,013,507
Ireland - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)(e)	23,730	560,503
United States of America - 0.0%
Stripe, Inc. Series H (b)(c)(e)	29,122	714,071
TOTAL CONVERTIBLE PREFERRED STOCKS		5,288,081
Nonconvertible Preferred Stocks - 0.0%
India - 0.0%
Pine Labs Private Ltd.:
Series 1 (b)(c)(e)	1,892	662,484
Series A (b)(c)(e)	473	165,621
Series B (b)(c)(e)	514	179,977
Series B2 (b)(c)(e)	416	145,662
Series C (b)(c)(e)	774	271,016
Series C1 (b)(c)(e)	163	57,074
Series D (b)(c)(e)	174	60,926
		1,542,760
Sweden - 0.0%
Kry International AB Series E (b)(c)(e)	2,824	174,111
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,716,871
TOTAL PREFERRED STOCKS (Cost $8,655,877)		7,004,952

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	31,388,144	31,394,421
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	4,510,702	4,511,154
TOTAL MONEY MARKET FUNDS (Cost $35,902,112)		35,905,575

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,065,178,131)	2,789,585,586
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,134,964)
NET ASSETS - 100.0%	2,788,450,622

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,439,083 or 2.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,549,196 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

Circle Internet Financial Ltd. Series F	5/09/22	999,982

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,652,388	335,437,106	323,695,073	471,880	-	-	31,394,421	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,365,800	22,367,307	21,221,953	76,660	-	-	4,511,154	0.0%
Total	23,018,188	357,804,413	344,917,026	548,540	-	-	35,905,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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